UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curran Investment Management
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah L. Rojas
Title:     Chief Compliance Officer
Phone:     (518) 391-4270

Signature, Place, and Date of Signing:

       /s/ Deborah L. Rojas     Albany, NY     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $133,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     8217   193788 SH       SOLE                   193058               730
ADOBE SYS INC                  COM              00724F101     1031    34540 SH       SOLE                    34540
ALCON INC                      COM SHS          H01301102      409     3200 SH       SOLE                                       3200
ALTRIA GROUP INC               COM              02209S103     5331    72330 SH       SOLE                    72055               275
AMERICAN EXPRESS CO            COM              025816109     2298    40000 SH       SOLE                                      40000
AMGEN INC                      COM              031162100      527     6610 SH       SOLE                     6425               185
ANSYS INC                      COM              03662Q105      248     6455 SH       SOLE                     6455
APOLLO GROUP INC               CL A             037604105      872    13140 SH       SOLE                    13140
AUTOMATIC DATA PROCESSING IN   COM              053015103      287     6660 SH       SOLE                                       6660
BED BATH & BEYOND INC          COM              075896100     8634   214876 SH       SOLE                   214051               825
CISCO SYS INC                  COM              17275R102     8909   497131 SH       SOLE                   468496             28635
CITIGROUP INC                  COM              172967101      557    12245 SH       SOLE                                      12245
COCA COLA CO                   COM              191216100      306     7090 SH       SOLE                                       7090
COOPER COS INC                 COM NEW          216648402      247     3220 SH       SOLE                     3220
DELL INC                       COM              24702R101     1769    51725 SH       SOLE                    51725
DIONEX CORP                    COM              254546104      313     5765 SH       SOLE                     5765
EXXON MOBIL CORP               COM              30231G102      920    14472 SH       SOLE                     2856             11616
FEDERAL NATL MTG ASSN          COM              313586109     1600    35703 SH       SOLE                    31903              3800
FOREST LABS INC                COM              345838106      954    24475 SH       SOLE                    24475
GARMIN LTD                     ORD              G37260109      378     5580 SH       SOLE                     5580
GENERAL ELEC CO                COM              369604103      995    29550 SH       SOLE                                      29550
GILLETTE CO                    COM              375766102      215     3700 SH       SOLE                                       3700
HARLEY DAVIDSON INC            COM              412822108     2748    56734 SH       SOLE                    56409               325
HEARTLAND EXPRESS INC          COM              422347104     1462    71960 SH       SOLE                    71960
INTEL CORP                     COM              458140100     9250   375243 SH       SOLE                   355158             20085
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      223     6250 SH       SOLE                                       6250
JOHNSON & JOHNSON              COM              478160104     6533   103238 SH       SOLE                   102908               330
LEXMARK INTL NEW               CL A             529771107      872    14290 SH       SOLE                    14290
MCGRAW HILL COS INC            COM              580645109     2139    44530 SH       SOLE                    44530
MICROSOFT CORP                 COM              594918104      721    28015 SH       SOLE                    20015              8000
MORGAN STANLEY                 COM NEW          617446448      409     7580 SH       SOLE                                       7580
NOKIA CORP                     SPONSORED ADR    654902204    10267   607179 SH       SOLE                   574799             32380
ORACLE CORP                    COM              68389X105     3104   250293 SH       SOLE                   248808              1485
PEPSICO INC                    COM              713448108    10424   183816 SH       SOLE                   174531              9285
PFIZER INC                     COM              717081103     2100    84095 SH       SOLE                    65525             18570
PLANTRONICS INC NEW            COM              727493108      615    19970 SH       SOLE                    19970
SEI INVESTMENTS CO             COM              784117103     2187    58185 SH       SOLE                    57810               375
SLM CORP                       COM              78442P106    10867   202600 SH       SOLE                   201810               790
STATE STR CORP                 COM              857477103     1238    25300 SH       SOLE                    25300
TRUSTCO BK CORP N Y            COM              898349105     2021   161295 SH       SOLE                   160090              1205
WALGREEN CO                    COM              931422109      469    10790 SH       SOLE                     2535              8255
WATERS CORP                    COM              941848103     1167    28045 SH       SOLE                    28045
WEBEX COMMUNICATIONS INC       COM              94767L109      259    10575 SH       SOLE                    10575
WELLS FARGO & CO NEW           COM              949746101     9109   155526 SH       SOLE                   152646              2880
WRIGLEY WM JR CO               COM              982526105     8557   119046 SH       SOLE                   118621               425
WYETH                          COM              983024100      245     5300 SH       SOLE                     1300              4000
ZIMMER HLDGS INC               COM              98956P102     1033    15000 SH       SOLE                                      15000